Stock-Based Compensation - Schedule of Warrants Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Number of Stock Options Outstanding, beginning balance	18,702,500	19,515,787	24,380,893
Number of Stock Options, Issued	2,035,000	17,215,000
Number of Stock Options, Expired or cancelled		(18,028,287)	(4,865,106)
Number of Stock Options Outstanding, ending balance	20,737,500	18,702,500	19,515,787
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 0.20	$ 0.60	$ 1.05
Weighted-Average Exercise Price, Issued	0.20	0.20
Weighted-Average Exercise Price, Expired or cancelled		0.63	2.82
Weighted-Average Exercise Price, Outstanding, ending balance	$ 0.20	$ 0.20	$ 0.60